Commitments and Contingencies (Details Narrative)	9 Months Ended		12 Months Ended
	Nov. 30, 2017 USD ($) Number	Nov. 30, 2016 USD ($)	Feb. 28, 2017 USD ($) Number	Dec. 05, 2016 USD ($)	Feb. 29, 2016 USD ($)
Subscription receivable					$ 12,150
Number of operating lease | Number	3		1
Lease termination	30 days		30 days
Gross rent per month	$ 4,070		$ 1,073
HVAC expenses	95
Commitment total rent	49,980
Rent expense	$ 5,445	$ 37,262
Mr. Pomije [Member]
Subscription receivable				$ 260,900